Exhibit 99.2

Ford Credit Auto Lease Trust 2020-B
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of December 31, 2021

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of December 31, 2021, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of December 31, 2021, leases with a total base residual value of $41,422,897.34 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in January 2022. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of December 31, 2021,
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2021-	December	$846,635,550.24
2022-	January	$780,437,304.69	$15,275,943.04	10.41%	$55,357,318.41	7.45%
	February	$748,551,771.59	$14,812,249.40	10.09%	$21,371,891.70	2.87%
	March	$715,873,385.80	$14,331,448.55	9.76%	$22,469,933.44	3.02%
	April	$680,429,484.92	$13,756,321.35	9.37%	$25,630,374.71	3.45%
	May	$635,379,620.41	$12,968,616.64	8.83%	$35,828,800.22	4.82%
	June	$587,576,770.28	$12,108,706.89	8.25%	$39,193,747.44	5.27%
	July	$542,873,561.91	$11,290,998.33	7.69%	$36,648,603.05	4.93%
	August	$493,627,833.36	$10,353,467.18	7.05%	$41,882,652.75	5.63%
	September	$429,985,050.16	$9,095,841.68	6.20%	$57,266,141.23	7.70%
	October	$375,596,050.47	$8,026,607.39	5.47%	$48,730,913.73	6.55%
	November	$314,980,341.08	$6,794,078.34	4.63%	$55,890,720.72	7.52%
	December	$249,482,721.30	$5,443,314.84	3.71%	$61,789,629.12	8.31%
2023-	January	$198,075,133.87	$4,347,260.03	2.96%	$48,434,975.34	6.51%
	February	$144,513,393.10	$3,191,823.14	2.17%	$51,461,311.81	6.92%
	March	$103,934,442.20	$2,332,339.54	1.59%	$39,042,969.30	5.25%
	April	$66,317,093.18	$1,529,251.69	1.04%	$36,660,754.96	4.93%
	May	$33,772,937.56	$790,184.69	0.54%	$32,119,294.89	4.32%
	June	$10,394,969.28	$259,018.62	0.18%	$23,305,060.96	3.13%
	July	$2,432,502.80	$59,671.14	0.04%	$7,960,120.47	1.07%
	August	$351,411.17	$11,129.80	0.01%	$2,083,488.90	0.28%
	September	$123,630.83	$4,954.85	0.00%	$224,902.00	0.03%
	October	$60,786.03	$2,400.69	0.00%	$61,257.75	0.01%
	November	$58,785.07	$2,400.69	0.00%	$0.00	0.00%
	December	$47,034.18	$2,082.93	0.00%	$10,055.00	0.00%
2024-	January	$32,814.74	$1,370.15	0.00%	$13,170.00	0.00%
	February	$12,421.68	$633.86	0.00%	$20,000.00	0.00%
	March	$0.00	$0.00	0.00%	$12,490.00	0.00%

Total			$146,792,115.45	100.00%	$743,470,577.90	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$890,262,693.35

Ford Credit Auto Lease Trust 2020-B
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
OCTOBER 2021	Car	70	18.13%	$10,569	27.86%	73.00%
	CUV	364	25.28%	$12,136	31.63%	73.04%
	SUV	18	15.38%	$20,917	26.61%	57.22%
	Truck	35	10.12%	$11,020	21.81%	43.88%

	Total/Average	487	21.28%	$12,155	29.89%	68.84%

NOVEMBER 2021	Car	36	11.61%	$11,743	32.52%	82.57%
	CUV	217	17.42%	$12,834	32.34%	73.94%
	SUV	13	13.00%	$22,867	28.81%	61.09%
	Truck	36	9.70%	$10,781	19.71%	39.53%

	Total/Average	302	14.90%	$12,891	30.15%	67.74%

DECEMBER 2021	Car	38	11.88%	$13,213	31.91%	80.05%
	CUV	142	11.52%	$13,325	32.03%	73.35%
	SUV	9	7.14%	$22,602	27.74%	58.85%
	Truck	37	9.61%	$11,994	22.15%	43.81%

	Total/Average	226	10.95%	$13,458	29.77%	66.62%